Accounts receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable
Trade accounts receivable, net	$ 30,919	$ 17,339
Other receivables	2,446	996
Transferred to assets held for sale	(4,536)
Total trade and other current receivables	28,830	18,335
Provision for expected credit losses	$ 494	$ 0